Annual Total Returns - Treasury Portfolio [BarChart] - 03.31 FIMM Funds PRO - Institutional Class-09 - Treasury Portfolio	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	May 14, 2014
Institutional Class
Bar Chart Table:
Annual Return 2015	0.02%
Annual Return 2016	0.24%
Annual Return 2017	0.78%
Annual Return 2018	1.76%
Annual Return 2019	2.11%
Annual Return 2020	0.38%